Provisions - Movement in non-current and current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Opening balance	€ 166,402	€ 55,529	€ 38,446
Business combinations	0	138,476	32
Net charges	28,696	12,588	15,664
Net cancellations	(19,571)	(9,091)	(794)
Transfers	(9,550)	(33,575)	(673)
Translation differences	(1,246)	2,475	2,854
Closing balance	€ 164,731	€ 166,402	€ 55,529